Unaudited Interim Condensed Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net income	$ 180,936	$ 90,194
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	2,306	3,502
Unrealized gain / (loss) from hedging foreign currency forward contracts recognized in Other comprehensive income/(loss) before reclassifications	(267)	0
Less:
Reclassification adjustments of interest rate swap gain/(loss)	(2,792)	(14,412)
Other comprehensive income / (loss)	(753)	(10,910)
Total comprehensive income	$ 180,183	$ 79,284